FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Schedule of Financial Assets at Fair Value Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Listed equity investments, at fair value | ¥		¥ 138,674
USD [Member]
Disclosure of financial assets [line items]
Listed equity investments, at fair value | $	$ 21,234